Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option - $ / shares			3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)			1,378,119
Granted (in shares)			76,066
Exercised (in shares)			(136,649)
Canceled/expired (in shares)			(6,499)
Outstanding at end of period (in shares)	1,311,037	1,378,119	1,311,037
Exercisable at end of period (in shares)	1,003,832		1,003,832
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share)			$ 119.86
Granted (in USD per share)			233.88
Exercised (in USD per share)			94.66
Canceled/expired (in USD per share)			115.46
Outstanding at end of period (in USD per share)	$ 129.12	$ 119.86	129.12
Exercisable at end of period (in USD per share)	$ 108.94		$ 108.94
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	4 years 9 months 29 days	4 years 8 months 8 days
Weighted average contractual term of options exercisable	4 years 3 months 14 days